Basis of preparation	12 Months Ended
Dec. 31, 2025
Basis of preparation
Basis of preparation
2.	Basis of preparation

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The Company has prepared the financial statements on the basis that it will continue to operate as a going concern.

The financial statements were approved and authorized by the Company’s Board of Directors on March 25, 2026.

(a)	Basis of measurement:

The financial statements have been prepared on the historical cost basis except for the share-based payment transactions and the Spin-Out.

(b)	Functional and presentation currency:

These financial statements are presented in US dollars, which is the Company’s functional currency.

(c)	Foreign currency transactions and balances:

Foreign currency transactions are measured into the functional currency of the Company, using the exchange rate prevailing at the date of the transaction (spot exchange rates). Foreign exchange gains and losses resulting from the settlement of such transactions and the re-measurement of monetary items at the date of the statements of financial position are recognized in net income / (loss). Non-monetary items are not re-measured and are recorded at historical exchange rates.